Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.10%
Australia: 1.84%
Qantas Airways Limited (Industrials, Airlines) †	1,981,430	$ 6,384,860
Brazil: 2.16%
CPFL Energia SA (Utilities, Electric utilities)	1,185,200	7,522,461
Canada: 2.00%
Home Capital Group Incorporated (Financials, Thrifts & mortgage finance)	72,000	1,469,743
SNC-Lavalin Group Incorporated (Industrials, Construction & engineering)	294,000	5,496,357
		6,966,100
China: 9.47%
China Resources Land Limited (Real estate, Real estate management & development)	1,566,000	6,540,053
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	887,294	8,129,651
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	957,551	7,826,306
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	241,206	4,313,166
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	7,333,000	6,116,526
		32,925,702
France: 8.65%
Compagnie de Saint-Gobain SA (Industrials, Building products)	141,402	6,593,550
Sanofi SA (Health care, Pharmaceuticals)	112,534	11,182,900
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	107,933	8,769,943
Worldline SA (Information technology, IT services) 144A†	79,256	3,498,211
		30,044,604
Germany: 2.45%
Rheinmetall AG (Industrials, Industrial conglomerates)	32,707	5,997,714
Siemens AG (Industrials, Industrial conglomerates)	18,052	2,013,592
Siemens Energy AG (Industrials, Electrical equipment)	29,390	488,388
		8,499,694
Hong Kong: 0.70%
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	1,229,000	2,423,997
India: 1.53%
Tech Mahindra Limited (Information technology, IT services)	400,703	5,328,314
Ireland: 0.86%
Greencore Group plc (Consumer staples, Food products) †	2,448,650	2,999,857
Israel: 3.02%
Check Point Software Technologies Limited (Information technology, Software) †	84,160	10,486,336
Italy: 5.20%
Prysmian SpA (Industrials, Electrical equipment)	338,168	10,752,692
UniCredit SpA (Financials, Banks)	740,660	7,324,895
		18,077,587
See accompanying notes to portfolio of investments

Allspring International Equity Fund  |  1

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Japan: 12.59%
Asahi Breweries Limited (Consumer staples, Beverages)	290,300	$ 10,092,669
Hitachi Limited (Industrials, Industrial conglomerates)	199,900	10,120,546
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,524,800	8,591,473
ORIX Corporation (Financials, Diversified financial services)	554,800	9,887,545
Showa Denko KK (Materials, Chemicals)	301,200	5,051,287
		43,743,520
Netherlands: 6.55%
CNH Industrial NV (Industrials, Machinery)	202,220	2,605,131
ING Groep NV (Financials, Banks)	636,680	6,184,597
NN Group NV (Financials, Insurance)	225,189	10,566,407
OCI NV (Materials, Chemicals)	98,274	3,411,743
		22,767,878
Norway: 2.99%
DNB Bank ASA (Financials, Banks)	526,389	10,383,427
South Korea: 7.56%
Coway Company Limited (Consumer discretionary, Household durables)	83,936	4,140,676
Hana Financial Group Incorporated (Financials, Banks)	72,842	2,087,396
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	6,050	7,094,905
SK Square Company Limited (Information technology, Semiconductors & semiconductor equipment) †	42,377	1,395,386
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	279,622	11,541,517
		26,259,880
Thailand: 3.95%
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure) †	6,835,300	6,220,662
SCB X PCL (Financials, Banks)	2,839,800	7,521,883
		13,742,545
United Kingdom: 16.17%
ConvaTec Group plc (Health care, Health care equipment & supplies) 144A	2,790,412	7,781,026
Entain plc (Consumer discretionary, Hotels, restaurants & leisure) †	289,567	4,260,993
Informa plc (Communication services, Media) †	1,574,556	11,451,183
Melrose Industries plc (Industrials, Industrial conglomerates)	1,909,654	3,759,076
NatWest Group plc (Financials, Banks)	2,688,583	8,165,915
Nomad Foods Limited (Consumer staples, Food products) †	438,004	8,076,794
Sensata Technologies Holding plc (Industrials, Electrical equipment)	83,928	3,732,278
Shell plc (Energy, Oil, gas & consumable fuels)	336,692	8,981,701
		56,208,966
United States: 9.41%
Axalta Coating Systems Limited (Materials, Chemicals) †	245,861	6,200,614
Baker Hughes Incorporated (Energy, Energy equipment & services)	293,811	7,548,005
Berry Global Group Incorporated (Materials, Containers & packaging) †	30,704	1,770,086
Cognex Corporation (Information technology, Electronic equipment, instruments & components)	92,689	4,725,285
See accompanying notes to portfolio of investments

2  |  Allspring International Equity Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
United States: (continued)
Gentex Corporation (Consumer discretionary, Auto components)	122,533	$ 3,457,881
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods) 144A†	4,286,560	8,991,520
		32,693,391
Total Common stocks (Cost $340,289,393)		337,459,119

		Yield
Short-term investments: 1.92%
Investment companies: 1.92%
Allspring Government Money Market Fund Select Class ♠∞		1.76%	6,679,272	6,679,272
Total Short-term investments (Cost $6,679,272)				6,679,272
Total investments in securities (Cost $346,968,665)	99.02%			344,138,391
Other assets and liabilities, net	0.98			3,396,159
Total net assets	100.00%			$347,534,550

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,388,960	$91,843,501	$(90,553,189)	$0	$0	$6,679,272	6,679,272	$16,862
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	11,811,045	37,320,366	(49,131,411)	0	0	0	0	13,340#
				$0	$0	$6,679,272		$30,202

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring International Equity Fund  |  3

Notes to portfolio of investments—July 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

4  |  Allspring International Equity Fund

Notes to portfolio of investments—July 31, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$6,384,860	$0	$6,384,860
Brazil	7,522,461	0	0	7,522,461
Canada	6,966,100	0	0	6,966,100
China	0	32,925,702	0	32,925,702
France	0	30,044,604	0	30,044,604
Germany	0	8,499,694	0	8,499,694
Hong Kong	0	2,423,997	0	2,423,997
India	0	5,328,314	0	5,328,314
Ireland	2,999,857	0	0	2,999,857
Israel	10,486,336	0	0	10,486,336
Italy	0	18,077,587	0	18,077,587
Japan	0	43,743,520	0	43,743,520
Netherlands	0	22,767,878	0	22,767,878
Norway	0	10,383,427	0	10,383,427
South Korea	0	26,259,880	0	26,259,880
Thailand	13,742,545	0	0	13,742,545
United Kingdom	11,809,072	44,399,894	0	56,208,966
United States	23,701,871	8,991,520	0	32,693,391
Short-term investments
Investment companies	6,679,272	0	0	6,679,272
Total assets	$83,907,514	$260,230,877	$0	$344,138,391
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring International Equity Fund  |  5